Other Liabilities, Provisions and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the contingencies recorded as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Taxes	Ps. 2,287	Ps. 4,696
Labor	2,169	2,222
Legal	1,044	1,065

Total	Ps. 5,500	Ps. 7,983